Government grants and subsidies	12 Months Ended
Mar. 31, 2022
Disclosure Of Government Grants And Subsidies [Abstract]
Government grants and subsidies	Government grants and subsidies
Government assistance recognized as a reduction of expenses is as follows:

	2022	2021
	$	$

Direct cost of revenues	1,144	1,651
General and administrative	545	2,055
Research and development	2,692	5,871
Sales and marketing	358	3,851

Total government assistance	4,739	13,428
Government assistance includes research and development tax credits, grants, government subsidies due to COVID-19 and other incentives.